Residual Contracts Disclosure: Schedule of Acquired Finite-Lived Intangible Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Details
Residual contracts, gross	$ 589,294	$ 589,294
Accumulated amortization of residual contracts	147,324
Total residual contracts, net	$ 441,970	$ 589,294